Business Acquisition - Summary of Purchase Consideration (Details) $ in Thousands, $ in Thousands	Mar. 31, 2026 CAD ($)	May 31, 2025 USD ($)	May 31, 2025 CAD ($)	Mar. 31, 2025 CAD ($)	Dec. 01, 2024 CAD ($)
Disclosure of detailed information about business combination [line items]
Contingent consideration	$ 2,704			$ 5,359
eVerge Intersts, Inc.
Disclosure of detailed information about business combination [line items]
Cash consideration	10,385		$ 10,385
Working capital adjustment to be settled in cash	389		0
Holdback presented in accounts payable and accrued liabilities	797		797
Purchase price payable	9,214		9,214
Contingent consideration	2,534		4,815
Total purchase consideration	23,319		25,211
Holdback used in accounts payable and accrued liabilities	367
eVerge Intersts, Inc. | Purchase consideration
Disclosure of detailed information about business combination [line items]
Cash consideration		$ 7,557	10,385
Working capital adjustment to be settled in cash		283	389
Holdback presented in accounts payable and accrued liabilities		580	797
Deferred cash consideration		7,520	10,334
eVerge Intersts, Inc. | Purchase consideration | Maximum
Disclosure of detailed information about business combination [line items]
Contingent consideration		$ 4,700	$ 6,458
eVerge Intersts, Inc. | Adjustments
Disclosure of detailed information about business combination [line items]
Cash consideration	0
Working capital adjustment to be settled in cash	389
Holdback presented in accounts payable and accrued liabilities	0
Purchase price payable	0
Contingent consideration	(2,281)
Total purchase consideration	(1,892)
XRM Vision Inc. (a)
Disclosure of detailed information about business combination [line items]
Cash consideration	7,377				$ 7,377
Working capital adjustment to be settled in cash	632				0
Issuance of stock, business combination	2,875				2,875
Purchase price payable	7,522				7,905
Contingent consideration	5,104				9,759
Total purchase consideration	23,510				27,916
XRM Vision Inc. (a) | Maximum
Disclosure of detailed information about business combination [line items]
Contingent consideration					12,000
XRM Vision Inc. (a) | Purchase consideration
Disclosure of detailed information about business combination [line items]
Cash consideration					7,377
Working capital adjustment to be settled in cash					632
Deferred cash consideration					8,625
Issuance of stock, business combination					2,875
XRM Vision Inc. (a) | Purchase consideration | Maximum
Disclosure of detailed information about business combination [line items]
Contingent consideration					$ 10,500
XRM Vision Inc. (a) | Adjustments
Disclosure of detailed information about business combination [line items]
Cash consideration	0
Working capital adjustment to be settled in cash	632
Issuance of stock, business combination	0
Purchase price payable	(383)
Contingent consideration	(4,655)
Total purchase consideration	$ (4,406)